UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2022

Date of reporting period:  December 31, 2021

Item 1. Report to Stockholders.

(a)

LK Balanced Fund

Institutional Class Shares – LKBLX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.lkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-698-1378, or by enrolling at www.lkfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-698-1378 or contact the Fund at www.lkfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report
www.lkfunds.com	December 31, 2021

(This Page Intentionally Left Blank.)

LK Balanced Fund

January 31, 2022

Dear Fellow Shareholders,

A strong stock market in the fourth quarter of 2021 led to positive six-month performance during the second half of 2021 with the LK Balanced Fund returning 4.71% for the six months ending 12/31/2021 compared to 4.17% for the Lipper Balanced Funds Index.  Growth, momentum and mega-cap stocks were favored versus valuation-based approaches, yet our balanced portfolio continued to outperform with what we believe is a lower risk profile.  Equity performance throughout the period continued to be the main driver of overall Fund performance.  Leading individual contributors to the Fund’s performance were Pfizer, Microsoft and Thermo Fisher Scientific, which collectively added about 3.1% to Fund performance. The largest detractors were Texas Pacific, Anheuser Busch-Inbev and Walt Disney, which subtracted about 2.5% from Fund performance.

As we end the first month of 2022, a far different environment faces the markets than six months ago.  The worry today is domestic inflation and our government’s response to it.  With the Federal Reserve indicating it will likely begin to raise interest rates and initiate some semblance of quantitative tightening, equity markets have paused as they reassess what this might mean for future earnings growth and valuation levels.  In our view, valuation levels were certainly on the higher end, with certain segments discounting future growth at what seems to us like uncomfortably optimistic rates.  After such a positive 2021, it seems only normal that the equity markets would sell off a bit.

Though downturns are never pleasant, they are to be expected.  Part of the long-term returns realized by investing in equities is compensation for the volatility normally experienced over the short term.  Stocks have had a strong upward run since the short-lived coronavirus bear market ended in March 2020.  To us, it seems that the U.S. economy remains in good shape. The current downturn in stock prices has all the markings of being an adjustment as opposed to a harbinger of a weaker economy.

A year ago in this letter, we noted that the Fed’s easy money policies were a reason the market may continue its march higher.  While it has been said that a rising tide lifts all boats, the stormy seas that may lie ahead will likely best be sailed by those boats (companies) best built to succeed.  Perhaps a return to old fashioned qualities like sustainable earnings, positive free cash flows and strong balance sheets will be the factors that will lead to stock outperformance in the future.  We are continuing our attempt to identify companies that will thrive in the new environment and purchase them at prices that make economic sense.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for a complete list of fund holdings.

Earnings growth is not representative of the Fund’s future performance.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One can not directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-698-1378. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2021

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	22.89%	11.42%	9.08%	8.49%
S&P 500® Index(3)	28.71%	18.47%	16.55%	11.31%
Bloomberg U.S.
Aggregate Bond Index(4)	-1.54%	3.57%	2.90%	5.94%
Lipper Balanced Funds Index(5)	13.18%	10.80%	9.55%	8.30%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One can not invest directly in an index.
(4)
The Bloomberg U.S. Aggregate Bond Index (formerly known as the Bloomberg Barclays U.S. Aggregate Bond Index) is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One can not invest directly in an index.

(5)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One can not invest directly in an index.

LK Balanced Fund

Expense Example (Unaudited)
December 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/1/2021)	Value (12/31/2021)	(7/1/2021 to 12/31/2021)
LK Balanced Fund Actual(2)	$1,000.00	$1,047.10	$5.16
LK Balanced Fund Hypothetical
(5% return before expenses)	1,000.00	1,020.16	5.09

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended December 31, 2021 of 4.71%.

LK Balanced Fund

Sector Allocation(1) (Unaudited)
December 31, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
December 31, 2021
(% of Net Assets)

Berkshire Hathaway, Class A & B	4.8%
Brookfield Asset Mgmt., Class A & B	4.1%
Texas Pacific Land	4.0%
Thermo Fisher Scientific	3.8%
Pfizer	3.8%
Microsoft	3.8%
Arthur J. Gallagher	3.3%
Lincoln Electric Holdings	3.1%
Johnson & Johnson	3.0%
Gildan Activewear	2.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

LK Balanced Fund

Schedule of Investments (Unaudited)
December 31, 2021

Description	Shares	Value

COMMON STOCKS – 71.8%

Communication Services – 4.3%
Discovery, Class C*	12,000	$274,800
Lumen Technologies	25,000	313,750
Walt Disney	5,000	774,450
		1,363,000

Consumer Discretionary – 5.7%
Alibaba Group Holding*	2,000	237,580
Gildan Activewear	19,000	805,410
LKQ*	12,200	732,366
		1,775,356

Consumer Staples – 5.0%
Anheuser-Busch InBev – ADR	9,000	544,950
Crimson Wine Group*	30,000	247,500
Hershey	4,000	773,880
		1,566,330

Energy – 7.4%
Chevron	4,418	518,452
Phillips 66	7,700	557,942
Texas Pacific Land	1,000	1,248,870
		2,325,264

Financials – 12.1%
Aflac	10,000	583,900
Arthur J. Gallagher	6,000	1,018,020
Berkshire Hathaway, Class A*	2	901,324
Berkshire Hathaway, Class B*	2,000	598,000
Cullen/Frost Bankers	5,500	693,385
		3,794,629

Health Care – 13.5%
Gilead Sciences	5,000	363,050
Johnson & Johnson	5,500	940,885
Pfizer	20,000	1,181,000
Thermo Fisher Scientific	1,800	1,201,032
Viatris	40,000	541,200
		4,227,167

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2021

Description	Shares	Value

COMMON STOCKS – 71.8% (CONTINUED)

Industrials – 8.2%
Aerojet Rocketdyne Holdings	12,000	$561,120
Boeing*	2,050	412,706
Canadian Pacific Railway Ltd.	8,652	622,425
Lincoln Electric Holdings	7,000	976,290
		2,572,541

Information Technology – 4.9%
Keysight Technologies*	1,700	351,067
Microsoft	3,500	1,177,120
		1,528,187

Materials – 4.9%
Constellium, Class A*	20,000	358,200
Orion Engineered Carbons*	24,000	440,640
Vulcan Materials	3,500	726,530
		1,525,370

Real Estate – 5.8%
Brookfield Asset Management, Class A	21,000	1,267,980
Brookfield Asset Management, Class B*	175	10,960
Weyerhaeuser – REIT	12,800	527,104
		1,806,044
Total Common Stocks
(Cost $10,355,103)		22,483,888

	Par
CORPORATE BONDS – 20.5%

Communication Services – 1.1%
TWDC Enterprises 18
3.000%, 02/13/2026	$325,000	344,309

Consumer Discretionary – 4.8%
Advance Auto Parts
4.500%, 12/01/2023	250,000	262,669
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	504,910
Newell Rubbermaid
3.900%, 11/01/2025	250,000	260,658
Tractor Supply
1.750%, 11/01/2030	500,000	469,255
		1,497,492

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2021

Description	Par	Value

CORPORATE BONDS – 20.5% (CONTINUED)

Consumer Staples – 2.6%
Campbell Soup
2.500%, 08/02/2022	$300,000	$303,239
2.375%, 04/24/2030	500,000	497,478
		800,717

Financials – 5.1%
Charles Schwab
5.375%, 06/01/2025	500,000	546,250
Deutsche Bank
5.000%, 02/14/2022	500,000	502,281
Old Republic International
3.875%, 08/26/2026	500,000	542,282
		1,590,813

Industrials – 4.9%
Boeing
2.196%, 02/04/2026	500,000	500,130
General Electric
3.533% (Quarterly LIBOR + 3.33%), Perpetual (a)	500,000	500,000
Hexcel
4.700%, 08/15/2025	250,000	272,975
Keysight Technologies
4.550%, 10/30/2024	250,000	270,527
		1,543,632

Information Technology – 2.0%
Corning
7.530%, 03/01/2023	110,000	116,801
Intel
2.700%, 12/15/2022	250,000	255,225
KLA Tencor
4.650%, 11/01/2024	250,000	271,257
		643,283
Total Corporate Bonds
(Cost $6,297,868)		6,420,246

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments (Unaudited) – Continued
December 31, 2021

Description	Shares	Value

EXCHANGE TRADED FUNDS – 4.8%
iShares Core 1-5 Year USD Bond	15,000	$756,450
Vanguard Short-Term Bond	9,000	727,470
Total Exchange Traded Funds
(Cost $1,516,899)		1,483,920

	Par
MUNICIPAL BOND – 1.7%

Iowa – 1.7%
City of Coralville
7.500%, 06/01/2028
(Cost $553,507)	$500,000	542,550

	Shares
SHORT-TERM INVESTMENT – 1.2%
First American Government Obligations, Class Z, 0.02% (b)
(Cost 386,500)	386,500	386,500
Total Investments – 100.0%
(Cost $19,109,877)		31,317,104
Other Assets and Liabilities, Net – (0.0)%		(5,412)
Total Net Assets – 100.0%		$31,311,692

ADR – American Depositary Receipt.
REIT – Real Estate Investment Trust.
*	Non-income producing security.
(a)	Variable rate security. The rate shown represents the rate in effect as of December 31, 2021.
(b)	The rate shown is the annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2021

ASSETS:
Investments, at value
(Cost: $19,109,877)	$31,317,104
Dividends & interest receivable	65,891
Prepaid expenses	3,047
Cash	2,343
Total Assets	31,388,385

LIABILITIES:
Payable for fund administration & accounting fees	21,888
Payable for legal fees	10,880
Payable for audit fees	9,840
Payable to investment adviser	9,287
Payable for postage & printing fees	8,289
Payable for transfer agent fees & expenses	7,685
Payable for trustee fees	4,004
Payable for compliance fees	3,794
Payable for custody fees	1,026
Total liabilities	76,693

NET ASSETS	$31,311,692

NET ASSETS CONSIST OF:
Paid-in capital	$18,110,576
Total distributable earnings	13,201,116
Net Assets	$31,311,692

Shares issued and outstanding(1)	561,556

Net asset value, redemption price and offering price per share	$55.76

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2021

INVESTMENT INCOME:
Dividend income	$171,140
Less: Foreign taxes withheld	(4,352)
Interest income	102,642
Total investment income	269,430

EXPENSES:
Investment adviser fees (See Note 4)	115,419
Fund administration & accounting fees (See Note 4)	40,906
Transfer agent fees & expenses (See Note 4)	13,401
Audit fees	9,837
Trustee fees	8,799
Compliance fees (See Note 4)	7,544
Legal fees	6,072
Federal & state registration fees	3,721
Postage & printing fees	3,312
Custody fees (See Note 4)	2,760
Other expenses	2,208
Insurance	920
Total expenses before waiver	214,899
Less: waiver from investment adviser (See Note 4)	(61,007)
Net expenses	153,892

NET INVESTMENT INCOME	115,538

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,658,902
Net change in unrealized appreciation/depreciation on investments	(349,731)
Net realized and unrealized gain on investments	1,309,171

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,424,709

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
OPERATIONS:
Net investment income	$115,538	$277,431
Net realized gain on investments	1,658,902	2,245,128
Net change in unrealized appreciation/depreciation on investments	(349,731)	6,546,759
Net increase in net assets resulting from operations	1,424,709	9,069,318

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,977	544,397
Proceeds from reinvestment of distributions	3,169,180	1,528,448
Payments for shares redeemed	(558,271)	(2,989,880)
Net increase (decrease) in net assets resulting
from capital share transactions	2,733,886	(917,035)

DISTRIBUTIONS TO SHAREHOLDERS	(3,169,180)	(1,528,448)

TOTAL INCREASE IN NET ASSETS	989,415	6,623,835

NET ASSETS:
Beginning of period	30,322,277	23,698,442
End of period	$31,311,692	$30,322,277

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$59.34		$45.19	$50.19	$49.41	$44.84	$42.10

INVESTMENT OPERATIONS:
Net investment income	0.23		0.56	0.61	0.65	0.65	0.65
Net realized and unrealized
gain (loss) on investments	2.47		16.63	(4.01)	3.26	4.95	2.78
Total from
investment operations	2.70		17.19	(3.40)	3.91	5.60	3.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)		(0.52)	(0.64)	(0.82)	(0.81)	(0.32)
Net realized gains	(5.72)		(2.52)	(0.96)	(2.31)	(0.22)	(0.37)
Total distributions	(6.28)		(3.04)	(1.60)	(3.13)	(1.03)	(0.69)

Net asset value, end of period	$55.76		$59.34	$45.19	$50.19	$49.41	$44.84

TOTAL RETURN	4.71	%(1)	39.33%	-7.12%	9.06%	12.55%	8.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$31.3		$30.3	$23.7	$29.6	$27.1	$26.1

Ratio of expenses to
average net assets:
Before expense waiver	1.40	%(2)	1.49%	1.45%	1.36%	1.36%	1.41%
After expense waiver	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
After expense waiver	0.75	%(2)	1.02%	1.18%	1.32%	1.29%	1.44%

Portfolio turnover rate	4	%(1)	21%	4%	8%	10%	11%

(1)	Not Annualized.
(2)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements (Unaudited)
December 31, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended December 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended December 31, 2021, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2018.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,483,888	$—	$—	$22,483,888
Corporate Bonds	—	6,420,246	—	6,420,246
Exchange Traded Funds	1,483,920	—	—	1,483,920
Municipal Bond	—	542,550	—	542,550
Short-Term Investment	386,500	—	—	386,500
Total Investments in Securities	$24,354,308	$6,962,796	$—	$31,317,104

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund’s average daily net assets on a monthly basis.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
January 2022 – June 2022	$48,373
July 2022 – June 2023	$120,701
July 2023 – June 2024	$133,920
July 2024 – December 2024	$61,007

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2021, are disclosed in the Statement of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	December 31, 2021	June 30, 2021
Shares sold	2,082	11,068
Shares issued to holders in reinvestment of dividends	57,695	30,691
Shares redeemed	(9,244)	(55,183)
Net increase (decrease) in shares outstanding	50,533	(13,424)

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2021, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$—	$—	$1,329,685	$1,506,059

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2021, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$12,977,766	$(421,020)	$12,556,746	$17,759,253

At June 30, 2021, the Fund’s most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term		Distributable
Income	Capital Gains	Net Appreciation	Earnings
$192,880	$2,195,961	$12,556,746	$14,945,587

LK Balanced Fund

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2021

As of June 30, 2021, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended June 30, 2021, the Fund did not defer, on a tax basis, any post-October losses.

The tax character of distributions paid during the period ended December 31, 2021, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$283,150	$2,886,030	$3,169,180

The tax character of distributions paid during the year ended June 30, 2021, were as follows:

Ordinary Income*	Long-Term Capital Gains*	Total
$259,600	$1,268,848	$1,528,448

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

8.  REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund’s will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

LK Balanced Fund

Additional Information (Unaudited)
December 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, NE 68106

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 4, 2022

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    March 4, 2022

* Print the name and title of each signing officer under his or her signature.